Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended			3 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 PHI [Member]	Mar. 31, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Unfavorable IRS Action [Member]	Dec. 31, 2012 Subsequent Event [Member] Unfavorable IRS Action [Member]	Mar. 31, 2013 Subsequent Event [Member] Minimum [Member]	Mar. 31, 2013 Subsequent Event [Member] Maximum [Member]	Jun. 30, 2013 Subsequent Event [Member] Power Delivery [Member]	Jun. 30, 2013 Subsequent Event [Member] Other Non-Regulated [Member]	Jun. 30, 2013 Subsequent Event [Member] Corporate and Other [Member]	Mar. 31, 2013 Subsequent Event [Member] PHI [Member] Maximum [Member]
Subsequent Event [Line Items]
After-tax effect of revised lease rerun											$ 355	$ 380
Maximum tax penalty percentage																20.00%
Additional federal and state taxes						600					170	200
Potential interest on potential tax liability related to disallowed tax benefits			144			150			50		50	60
Additional taxes and related interest									242		220	260
Estimates partial or complete liquidation cross-boarder energy lease investments, period						1 year
Non cash charges related to cross border energy lease investments							383	307
Non cash charge related to reduction of cross border lease investments before tax							373
Non cash charge related to reduction of cross border lease investments net of tax							313
Income tax expense (benefit)							70						(12)	16	66
Percentage of disallowed tax benefits associated with leases					100.00%					100.00%
Federal income tax benefits									192
Aggregate cash proceeds			202	161				873
Lease termination payments			520	423				2,000
Pre-tax Loss	39	39	39	39				3
After-tax loss								$ 2